Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term and Long-Term Debt [Abstract]
Short-Term and Long-Term Debt
11. Short-Term and Long-Term Debt
Short-term debt at March 31, 2011 and 2010, consisted of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Banks, insurance companies and other financial institutions	¥130,308	¥92,438	$1,569,976
Commercial paper	—	31,000	—

Short-term debt	¥130,308	¥123,438	$1,569,976

The weighted-average annual interest rates applicable to short-term debt outstanding at March 31, 2011 and 2010, were 3.7% and 1.9%, respectively. Certain consolidated subsidiaries have entered into contracts for committed credit lines totaling ¥42,660 million ($513,976 thousand) and have unused committed lines of credit amounting to ¥17,562 million ($211,590 thousand) with certain financial institutions at March 31, 2011, which are available for full and immediate borrowings. The Company is party to a committed ¥120,000 million ($1,445,783 thousand) commercial paper program and unused committed commercial paper program amounting to ¥120,000 million ($1,445,783 thousand) at March 31, 2011, is available upon the satisfaction of certain customary procedural requirements. Long-term debt at March 31, 2011 and 2010, consisted of the following:

	Millions of yen		U.S. dollars
	2011	2010	2011
Long-term debt with collateral (Note 9):
Banks, insurance companies and other financial institutions,	¥—	¥50	$—
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3%	217,554	228,311	2,621,132
Euro Medium-Term Notes maturing serially through 2011-2015, weighted-average rate 1.0%	55,167	68,142	664,663
1.66% Unsecured Bonds due 2012	20,000	20,000	240,964
0.85% Unsecured Bonds due 2012	10,000	10,000	120,482
1.53% Unsecured Bonds due 2013	30,000	30,000	361,446
1.19% Unsecured Bonds due 2014	30,000	30,000	361,446
Capital lease obligations (Note 16)	48,526	72,951	584,650
Other	2,513	3,487	30,277

Total	413,760	462,941	4,985,060
Less: current maturities	(122,608)	(105,956)	(1,477,205)

Long-term debt	¥291,152	¥356,985	$3,507,855

In 1996, the Company, Komatsu Finance America Inc. and Komatsu Finance (Netherlands) B.V. registered the US$1.0 billion Euro Medium-Term Note Program (“the Program”) on the London Stock Exchange. On April 1, 1999, the registered amount of the Program was increased to US$1.2 billion. On October 14, 2003, Komatsu Europe Coordination Center N.V. and on September 25, 2008, Komatsu Capital Europe S.V. were added as an issuer under the Program, respectively. At March 31, 2011, the issuers under the Program were the Company, Komatsu Finance America Inc. and Komatsu Capital Europe S.A. Under the Program, each of the issuers may from time to time issue notes denominated in any currency as may be agreed between the relevant issuers and dealers. The issuers under the Program issued ¥14,427 million ($173,819 thousand) during the fiscal year ended March 31, 2011, and ¥25,856 million during the fiscal year ended March 31, 2010 of Euro Medium-Term Notes with various interest rates and maturity dates. The Company has established a program to issue up to ¥100,000 million ($1,204,819 thousand) of variable term bonds.
As is customary in Japan, substantially all bank loans are made under agreements which provide that the banks may require, under certain conditions, the borrower to provide collateral, additional collateral or guarantors for its loans.
Lending banks have a right to offset cash deposited with them against any debt or obligation that becomes due and, in the case of default and certain other specified events, against all other debt payable to the banks.
Under certain loan agreements, the lender may require the borrower to submit proposals for the payment of dividends and other appropriations of earnings for the lender’s review and approval before presentation to the shareholders. Komatsu has never received such a request.
Annual maturities of long-term debt subsequent to March 31, 2011, excluding market value adjustments of ¥8,322 million ($100,265 thousand) are as follows:

Year ending March 31	Millions of yen
2012	¥115,699
2013	121,955
2014	93,510
2015	55,526
2016	18,264
2017 and thereafter	484

Total	¥405,438